Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	€ 122,146	€ 122,885
Ending balance	124,422	122,146
DPAC [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	8,253	9,974
Costs deferred during the year	636	725
Amortization through income statement	(899)	(753)
Shadow accounting adjustments	699	(950)
Impairments	0	0
Net exchange differences	621	(739)
Disposal of group assets	0	0
Other	(7)	(4)
Ending balance	9,303	8,253
Deferred costs of reinsurance [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	141	389
Costs deferred during the year	619	(4)
Amortization through income statement	(32)	(24)
Shadow accounting adjustments	17	(17)
Impairments	0	0
Net exchange differences	21	(1)
Disposal of group assets	0	0
Other	0	(202)
Ending balance	766	141
Deferred transaction costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	404	442
Costs deferred during the year	25	20
Amortization through income statement	(26)	(23)
Shadow accounting adjustments	0	0
Impairments	0	0
Net exchange differences	30	(36)
Disposal of group assets	0	0
Other	0	0
Ending balance	€ 434	€ 404